Cover	Nov. 15, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 15, 2021
Entity File Number	001-40001
Entity Registrant Name	Compute Health Acquisition Corp.
Entity Central Index Key	0001828608
Entity Tax Identification Number	85-3449307
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1105 North Market Street
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Wilmington
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19801
City Area Code	(212)
Local Phone Number	829-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Not Applicable
Units, each consisting of one share of Class A common stock and one-quarter of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-quarter of one redeemable warrant
Trading Symbol	CPUH.U
Security Exchange Name	NYSE
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CPUH
Security Exchange Name	NYSE
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	CPUH WS
Security Exchange Name	NYSE